Business acquisitions (Summary of acquisition transaction) (Details) - USD ($) $ in Millions			3 Months Ended		6 Months Ended
		Jun. 19, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Recognized amounts of identifiable assets acquired and liabilities assumed at estimated fair value
Gain on bargain purchase	[1]		$ (39.6)	$ 0.0	$ (39.6)	$ 0.0
West Polaris Acquisition
Consideration
Cash		$ 204.0
Contingent consideration		95.3
Seller's Credit		44.6
Plus: Working capital adjustment		30.7
Fair value of total consideration transferred		374.6
Recognized amounts of identifiable assets acquired and liabilities assumed at estimated fair value
Cash		20.0
Current assets		52.1
Intangible asset - favorable drilling contract		124.3
Drilling unit		575.3
Long term interest bearing debt		(336.0)
Current liabilities		(20.2)
Non-current liabilities		(1.3)
Total identifiable net assets		414.2
Gain on bargain purchase		(39.6)	$ (39.6)	$ 0.0	$ (39.6)	$ 0.0
Total		$ 374.6

[1]	Includes transactions with related parties. Refer to Note 9 - Related Party Transactions.